Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Government Money Market Fund
Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.36%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class D Shares of each Fund
Prior Administration Fee	New Administration Fee

0.46%	0.36%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$60	$189	$329	$738

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.57%

(1) Annual Fund Operating Expenses were restated, effective January 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$58	$183	$318	$714

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund
Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class T Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class T Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.38%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class T Shares of each Fund
Prior Administration Fee	New Administration Fee

0.48%	0.38%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.61%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$62	$195	$340	$762

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$60	$189	$329	$738

Please retain this Supplement with your records.

Janus Henderson Government Money Market Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.36%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class D Shares of each Fund
Prior Administration Fee	New Administration Fee

0.46%	0.36%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$60	$189	$329	$738

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Janus Henderson Government Money Market Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
Janus Henderson Government Money Market Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Government Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class T Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class T Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.38%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class T Shares of each Fund
Prior Administration Fee	New Administration Fee

0.48%	0.38%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.61%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$62	$195	$340	$762

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Janus Henderson Government Money Market Fund | Class T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Janus Henderson Money Market Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.36%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class D Shares of each Fund
Prior Administration Fee	New Administration Fee

0.46%	0.36%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.57%

(1) Annual Fund Operating Expenses were restated, effective January 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$58	$183	$318	$714

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective January 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Janus Henderson Money Market Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
Janus Henderson Money Market Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class T Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class T Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.38%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class T Shares of each Fund
Prior Administration Fee	New Administration Fee

0.48%	0.38%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$60	$189	$329	$738

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Janus Henderson Money Market Fund | Class T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738

[1]	Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.
[2]	Annual Fund Operating Expenses were restated, effective January 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.